NOTES PAYABLE (Details)	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
2022	$ 11,512,711
2023	8,557,548
Capital Leases, Future Minimum Payments, Receivable Thereafter	$ 20,070,259